CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A common shares [Member] shares	Class B common shares [Member] shares	common Stock [Member] Class A common shares [Member] CNY (¥) shares	common Stock [Member] Class B common shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Accumulated other comprehensive (loss) income [Member] CNY (¥)	Total YY Inc.'s shareholders' equity [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)
Balance at Dec. 31, 2014	¥ 3,090,164				¥ 43	¥ 30	¥ 2,900,458	¥ 56,469	¥ 173,963	¥ (40,799)	¥ 3,090,164	¥ 0
Balance (in shares) at Dec. 31, 2014 | shares					706,173,568	427,352,696
Issuance of common shares for exercised share options	245				¥ 0	¥ 0	245	0	0	0	245	0
Issuance of common shares for exercised share options (in shares) | shares					6,611,970	0
Issuance of common shares for vested restricted shares and restricted share units	0				¥ 1	¥ 0	(1)	0	0	0	0	0
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares					19,498,710	0
Class B common shares converted to Class A common shares (issued)	0				¥ 3		0	0	0	0	0	0
Class B common shares converted to Class A common shares (issued) (in shares) | shares					57,794,720
Class B common shares converted to Class A common shares (converted)						¥ (3)
Class B common shares converted to Class A common shares (converted) (in shares) | shares						(57,794,720)
Repurchase of Class A common shares	(1,041,686)				¥ (4)	¥ 0	(1,041,682)	0	0	0	(1,041,686)	0
Repurchase of Class A common shares, (in shares) | shares					(61,851,120)	0
Share-based compensation	152,779				¥ 0	¥ 0	152,779	0	0	0	152,779	0
Appropriation to statutory reserves					0	0	0	38	(38)	0	0	0
Set-up of subsidiaries with non-controlling interest shareholders	7,798				0	0	0	0	0	0	0	7,798
Components of comprehensive income
Net income (loss) attributable to YY Inc. and non-controlling interest shareholders	1,033,105				0	0	0	0	1,033,243	0	1,033,243	(138)
Unrealized gain of available-for-sales securities	0
Foreign currency translation adjustment, net of nil tax	4,414				0	0	0	0	0	4,414	4,414	0
Balance at Dec. 31, 2015	3,246,819				¥ 43	¥ 27	2,011,799	56,507	1,207,168	(36,385)	3,239,159	7,660
Balance (in shares) at Dec. 31, 2015 | shares					728,227,848	369,557,976
Issuance of common shares for exercised share options	9						9				9
Issuance of common shares for exercised share options (in shares) | shares					234,720
Issuance of common shares for vested restricted shares and restricted share units					¥ 0		0
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares					11,652,460
Class B common shares converted to Class A common shares (issued)					¥ 1
Class B common shares converted to Class A common shares (issued) (in shares) | shares					10,000,000
Class B common shares converted to Class A common shares (converted)						¥ (1)
Class B common shares converted to Class A common shares (converted) (in shares) | shares						(10,000,000)
Deemed disposal of partial interest in a subsidiary arising from conversion of liability	5,718				¥ 0	¥ 0	5,718	0	0	0	5,718	0
Share-based compensation	143,922				0	0	143,922	0	0	0	143,922	0
Other change in equity in an equity investment	4,800						4,800				4,800
Deemed disposal of partial interest in an equity investment	(482)				0	0	(482)	0	0	0	(482)	0
Appropriation to statutory reserves								2,350	(2,350)
Set-up of subsidiaries with non-controlling interest shareholders	6,500											6,500
Acquisition of subsidiaries with non-controlling interest shareholders	291				0	0	0	0	0	0		291
Capital injection in subsidiaries from non-controlling interest shareholders	4,142				0	0	0	0	0	0		4,142
Components of comprehensive income
Net income (loss) attributable to YY Inc. and non-controlling interest shareholders	1,511,385								1,523,918		1,523,918	(12,533)
Unrealized gain of available-for-sales securities	134,768				0	0	0	0	0	134,768	134,768	0
Foreign currency translation adjustment, net of nil tax	(5,317)									(5,317)	(5,317)
Balance at Dec. 31, 2016	5,052,555				¥ 44	¥ 26	2,165,766	58,857	2,728,736	93,066	5,046,495	6,060
Balance (in shares) at Dec. 31, 2016 | shares			750,115,028	359,557,976	750,115,028	359,557,976
Issuance of common shares	2,946,134				¥ 9	¥ 0	2,946,125	0	0	0	2,946,134	0
Issuance of common share (in shares) | shares					132,250,000
Issuance of common shares for exercised share options	20				¥ 0	¥ 0	20				20
Issuance of common shares for exercised share options (in shares) | shares					379,120	0
Issuance of common shares for vested restricted shares and restricted share units	0				¥ 1	¥ 0	(1)	0	0	0	0	0
Issuance of common shares for vested restricted shares and restricted share units (in shares) | shares					20,926,760	0
Class B common shares converted to Class A common shares (issued)	0				¥ 3		0				0
Class B common shares converted to Class A common shares (issued) (in shares) | shares					41,575,000
Class B common shares converted to Class A common shares (converted)						¥ (3)
Class B common shares converted to Class A common shares (converted) (in shares) | shares						(41,575,000)
Share-based compensation	257,661				¥ 0	¥ 0	229,435	0	0	0	229,435	28,226
Deemed disposal of partial interest in an equity investment	(1,501)				0	0	(1,501)				(1,501)
Appropriation to statutory reserves					0	0		3,861	(3,861)
Set-up of subsidiaries with non-controlling interest shareholders	20,816				0	0						20,816
Acquisition of subsidiaries with non-controlling interest shareholders	453				0	0						453
Capital injection in subsidiaries from non-controlling interest shareholders	44,059				0	0						44,059
Disposal of subsidiaries with non-controlling interest shareholders	12,833											12,833
Accretion of subsidiary’s redeemable convertible preferred shares to redemption value for non-controlling interest shareholders	(154)				0	0	0	0	0	0	0	(154)
Components of comprehensive income
Net income (loss) attributable to YY Inc. and non-controlling interest shareholders	2,482,646				0	0			2,493,235		2,493,235	(10,589)
Unrealized gain of available-for-sales securities	(41,150)	$ (6,325)			0	0	0	0	0	(41,150)	(41,150)	0
Foreign currency translation adjustment, net of nil tax	(61,513)				0	0				(61,513)	(61,513)
Balance at Dec. 31, 2017	¥ 10,712,859	$ 1,646,538			¥ 57	¥ 23	¥ 5,339,844	¥ 62,718	¥ 5,218,110	¥ (9,597)	¥ 10,611,155	¥ 101,704
Balance (in shares) at Dec. 31, 2017 | shares			945,245,908	317,982,976	945,245,908	317,982,976